Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of disaggregation of revenue

	2025	2024
Sales of laboratory testing kits	$143,575	$244,218
Income from provision of diagnostics service	$429,672	$—
	$573,247	$244,218